Summary of significant accounting policies (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Non-current assets
Trading properties	$ 6,020	$ 4,534
Investment in associates and joint ventures	24,747	8,227
Deferred income tax assets	1,679
Trade and other receivables	9,129	5,456
Total non-current assets	251,336	173,086
Current assets
Trading properties	3,232	1,249
Trade and other receivables	17,208	18,336
Total current assets	102,434	68,360
TOTAL ASSETS	353,770	241,446
Shareholders' equity attributable to equity holders of the parent
Retained earnings	20,925
Non-controlling interest	54,396	32,768
TOTAL SHAREHOLDERS' EQUITY	75,321	49,173	$ 37,200	$ 14,556
Non-current liabilities
Trade and other payables	3,577	3,988
Borrowings	187,462	112,025
Deferred income tax liabilities	26,563
Total non-current liabilities	221,395	141,082
Current liabilities
Trade and other payables	17,892	21,970
Borrowings	32,083
Income tax and MPIT liabilities	595
Total current liabilities	57,054	51,191
TOTAL LIABILITIES	278,449	192,273
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	353,770	$ 241,446
IFRS 15 Impact [Member]
Non-current assets
Trading properties	(3,338)
Investment in associates and joint ventures	24
Deferred income tax assets	(95)
Trade and other receivables	497
Total non-current assets	(2,912)
Current assets
Trading properties	(734)
Trade and other receivables	292
Total current assets	(442)
TOTAL ASSETS	(3,354)
Shareholders' equity attributable to equity holders of the parent
Retained earnings	127
Non-controlling interest	126
TOTAL SHAREHOLDERS' EQUITY	253
Non-current liabilities
Trade and other payables	(1,647)
Borrowings
Deferred income tax liabilities	(43)
Total non-current liabilities	(1,690)
Current liabilities
Trade and other payables	(1,925)
Borrowings
Income tax and MPIT liabilities	8
Total current liabilities	(1,917)
TOTAL LIABILITIES	(3,607)
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	(3,354)
IFRS 9 Impact [Member]
Non-current assets
Trading properties
Investment in associates and joint ventures	(19)
Deferred income tax assets
Trade and other receivables	(63)
Total non-current assets	(82)
Current assets
Trading properties
Trade and other receivables	(32)
Total current assets	(32)
TOTAL ASSETS	(114)
Shareholders' equity attributable to equity holders of the parent
Retained earnings	(453)
Non-controlling interest	(473)
TOTAL SHAREHOLDERS' EQUITY	(926)
Non-current liabilities
Trade and other payables
Borrowings	1,025
Deferred income tax liabilities	(268)
Total non-current liabilities	757
Current liabilities
Trade and other payables
Borrowings	55
Income tax and MPIT liabilities
Total current liabilities	55
TOTAL LIABILITIES	812
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	(114)
Adjusted Statement Of Financial Position [Member]
Non-current assets
Trading properties	2,682
Investment in associates and joint ventures	24,752
Deferred income tax assets	1,584
Trade and other receivables	9,563
Total non-current assets	248,342
Current assets
Trading properties	2,498
Trade and other receivables	17,468
Total current assets	101,960
TOTAL ASSETS	350,302
Shareholders' equity attributable to equity holders of the parent
Retained earnings	20,599
Non-controlling interest	54,049
TOTAL SHAREHOLDERS' EQUITY	74,648
Non-current liabilities
Trade and other payables	1,930
Borrowings	188,487
Deferred income tax liabilities	26,252
Total non-current liabilities	220,462
Current liabilities
Trade and other payables	15,967
Borrowings	32,138
Income tax and MPIT liabilities	603
Total current liabilities	55,192
TOTAL LIABILITIES	275,654
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 350,302